CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash dividends & Non-cash dividends (Details) $ in Millions	1 Months Ended				12 Months Ended
	May 31, 2024 ARS ($)	May 31, 2021 ARS ($)	May 31, 2020 ARS ($)	Apr. 30, 2020 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2024 USD ($)	Nov. 11, 2024 ARS ($)	Jun. 30, 2024 ARS ($)	Dec. 31, 2023 USD ($)	May 03, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Jun. 02, 2022 ARS ($)	Apr. 30, 2022 ARS ($)	Apr. 30, 2021 ARS ($)
Cash dividends
Distributed amount					$ 118,854	$ 227,443	$ 306,909
Dividends payables										$ 681
Dividends collected					1,013	2,622	4,170
Non cash assets dividends					115,725	47,701	31,634
2030 Global Bonds
Cash dividends
Nominal value of bonds								$ 145,602,795			$ 411,214,954		$ 411,145,986
2035 Global Bonds
Cash dividends
Nominal value of bonds													$ 103,854,014
Inflation Restatement [Member]
Cash dividends
Dividends payables					9,604					$ 825
Amount paid in current currency					9,604	8,754	8,334
Dividends received					1,013	2,679	4,406
Non cash assets dividends					118,854	227,443	306,909		$ 118,854			$ 227,443		$ 306,909
Ver T.V
Cash dividends
Dividends received					281	130	104
Dividends collected					404	667	1,322
Ver T.V | Inflation Restatement [Member]
Cash dividends
Dividends received					404	724	1,322
Ver T.V 1
Cash dividends
Dividends received					70	217
Dividends collected					85	592
Ver T.V 1 | Inflation Restatement [Member]
Cash dividends
Dividends received					85	592
Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends received					10	101	28
Dividends collected					14	427	356
Teledifusora San Miguel Arcngel S.A. | Inflation Restatement [Member]
Cash dividends
Dividends received					14	427	356
La Capital Cable S.A.
Cash dividends
Dividends received					400	200	343
Dividends collected					510	936	2,492
La Capital Cable S.A. | Inflation Restatement [Member]
Cash dividends
Dividends received					510	$ 936	$ 2,728
Nucleo
Cash dividends
Dividends payables	$ 842			$ 804											$ 6,468
Nucleo | Currency of transaction date one
Cash dividends
Dividends payables																$ 2,326
Nucleo | Inflation Restatement [Member]
Cash dividends
Dividends payables	1,069														$ 8,535
Amount paid in current currency	$ 1,069	$ 8,754	$ 8,334	$ 8,617	$ 8,535
Nucleo | Current currency one
Cash dividends
Dividends payables																$ 8,754